Discontinued operations - Revenue and Expenses of the Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Operating expenses:
Net loss from discontinued operations	$ 0	$ (3,316)	$ 0	$ (29,763)
Discontinued Operations, Disposed of by Sale | Light-Duty
Disposal Group, Including Discontinued Operations [Line Items]
Revenue		20,000		160,004
Cost of revenue		15,701		126,861
Gross profit		4,299		33,143
Operating expenses:
Research and development		1,025		6,763
General and administrative		832		8,313
Sales and marketing		837		6,006
Foreign exchange loss		(443)		2,166
Depreciation and amortization		230		1,509
Operating expenses		2,481		24,757
Income from discontinued operations		1,818		8,386
Income from investment accounted for by the equity method		119		591
Loss on disposal of operations		(5,085)		(35,268)
Impairment of long-lived assets		0		(664)
Interest on long-term debt		(55)		(930)
Interest and other income, net of bank charges		76		429
Loss from discontinued operations before income tax		(3,127)		(27,456)
Income tax expense		189		2,307
Net loss from discontinued operations		$ (3,316)		$ (29,763)